Loss per share ("LPS")	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Loss per share ("LPS")
27. Loss per share ("LPS")
Basic LPS is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.
Diluted LPS is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.
The following table sets forth the numerator and denominator used in the computation of basic and diluted loss per share for the year ended December 31, 2024, and December 31, 2023. and December 31, 2022:

	2024	2023	2022
	$	$	$
Numerator:
Net loss used for basic and diluted earnings per share	(46,305,239)	(363,874,560)	(23,583,342)

Denominator:
Weighted-average outstanding ordinary shares	78,662,187	68,055,332	58,300,082

Net loss per ordinary share:
Basic and diluted loss per share	(0.59)	(5.34)	(0.40)
Where a loss has occurred, basic and diluted loss per share is the same because the outstanding options, RSUs, Warrants and earnout units are antidilutive.
In accordance with the requirements of IAS 33 – Earnings per share, the weighted-average number of ordinary shares outstanding prior to the SPAC Transaction have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the SPAC Transaction. Refer to Note 1 for detail.
The following table presents instruments that can potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share, as their impact was anti-dilutive (due to net losses in all reporting periods):

	December 31, 2024	December 31, 2023	December 31, 2022

Stock options	-	-	2,819,653
Restricted stock units	1,666,667	-	1,560,396
Convertible debentures[1]	6,388,321	-	-
Warrant units	14,391,150	14,391,150	-
Earnout units	26,797,052	26,797,052	-
Total	49,243,190	41,188,202	4,380,049
[1]The number of shares that may be issued against convertible debentures is determined by dividing the total of the principal outstanding and payment in kind interest with the exercise price of $8.00 per share.